Employee Benefit Plans (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options
Weighted average remaining term	6 years 4 months 13 days	7 years 10 months 26 days	7 years 9 months 26 days	7 years 11 months 28 days
Restricted stock and restricted stock units
Weighted average remaining term	1 year 4 months 24 days	1 year 9 months 26 days	2 years 5 months 29 days	2 years 7 months 13 days
Shares
Options
Outstanding, shares	5,139,030	4,617,777	3,302,671	2,088,896
Vested, shares	911,493	901,520	643,824	421,544
Exercisable, shares	753,562	841,644	522,934	316,279
Exercised, shares		(153,566)	(29,251)	(130,578)
Granted, shares		674,809	1,344,357	1,344,353
Restricted stock and restricted stock units
Non Vested, shares	1,883,983	1,556,192	1,287,176	802,416
Granted, shares		886,437	832,028	813,273
Vested, shares		(546,194)	(553,846)	(318,644)
Forfeited or expired, shares		(12,452)	(9,166)	(9,869)
Weighted average exercise price
Options
Outstanding	$ 5.5	$ 4.93	$ 5.52	$ 6.47
Granted		$ 8.63	$ 3.44	$ 3.81
Aggregate fair value
Options
Outstanding, value	$ 9,209	$ 7,981	$ 7,317	$ 5,546
Exercised, value		(216)	(36)	(158)
Granted, value		1,444	700	1,929
Restricted stock and restricted stock units
Non vested, value	11,220	5,908	5,653	4,301
Granted, value		7,650	2,862	3,098
Vested, value		(2,287)	(2,565)	(1,692)
Forfeited or expired, value		$ (51)	$ (42)	$ (54)